CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 ILS (₪)
Current assets
Cash and cash equivalents	₪ 124,158	$ 38,921	[1]	₪ 122,938
Financial assets at fair value through profit or loss	124,591	39,057	[1]	123,189
Trade receivables, Net	181,762	56,979		171,331
Other receivables and prepaid expenses	2,244	703		7,384
Inventories, Net	94,074	29,490		98,234
Current tax assets	1,585	497	[1]	744
Total current assets	528,414	165,647	[1]	523,820
Non-current assets
Property, plant, and equipment	201,692	63,226	[1]	168,217
Less -accumulated depreciation	63,468	19,896	[1]	58,349
Property, plant, and equipment, net	138,224	43,330	[1]	109,868
Right of use assets, net	4,562	1,430	[1]	4,814
Financial assets at fair value through profit or loss	49,067	15,381	[1]	47,842
Goodwill	36	11	[1]	36
Total non-current assets	191,889	60,152	[1]	162,560
Total assets	720,303	225,799	[1]	686,380
Current liabilities
Current maturities of lease liabilities	2,191	687	[1]	2,179
Trade payables	23,291	7,301		28,203
Employees Benefits	4,861	1,524	[1]	4,532
Other payables and accrued expenses	17,438	5,466		25,015
Total current liabilities	47,781	14,978	[1]	59,929
Non-current liabilities
Lease liabilities	2,739	859	[1]	2,521
Deferred taxes	13,331	4,179	[1]	9,888
Retirement benefit obligation	1,361	427		1,102
Total non-current liabilities	17,431	5,465	[1]	13,511
Shareholders' equity
Share capital	1,492	467	[1]	1,491
Additional paid in capital	174,700	54,765	[1]	173,062
Re-measurement of the net liability in respect of defined benefit	(256)	(81)	[1]	(256)
Capital fund	247	77	[1]	247
Retained earnings	479,536	150,325	[1]	439,024
Treasury shares	(628)	(197)	[1]	(628)
Total equity	655,091	205,356	[1]	612,940
Total equity and liabilities	₪ 720,303	$ 225,799	[1]	₪ 686,380

[1]	Convenience Translation into US Dollars.